LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Schedule of components of long-term obligations

	2017	2016
Accrued royalties	$24,318	$22,763
Other	12,319	9,891
	$36,637	$32,654